Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 27, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 16, 2016	Dec. 31, 2015	Dec. 31, 2014
C000175861
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 27,019	$ 25,936	$ 23,758		$ 22,088	$ 19,815	$ 19,864	$ 24,765	$ 22,626	$ 18,967	$ 15,020	$ 15,327	$ 13,484	$ 11,366	$ 12,339		$ 11,965	$ 10,770	$ 9,917	$ 10,000
C000175860
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 688,705	660,386	604,017		560,976	502,833	503,396	626,775	571,739	478,747	378,972	386,126	339,056	285,523	309,572		299,893	269,433	247,925	250,000
C000061360
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 18,648		16,285			14,346		18,625		14,307		12,800		10,382			12,330		11,336		$ 9,615	$ 10,000
C000128850
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,796		15,543			13,687		17,784		13,649		12,215		9,910			11,771		10,820		9,181	9,550
C000061361
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 477,904		416,334			365,892		473,967		363,072		324,003		262,229			310,650		284,736		240,950	250,000
C000043241
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 29,018		24,099			19,374		23,699		18,228		16,082		12,650			13,237		10,860		10,220	10,000
C000128848
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 27,492		22,779			18,312		22,396		17,229		15,203		11,963			12,518		10,264		9,661	9,450
C000043242
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 741,778		616,248			494,385		602,947		462,572		407,295		319,648			333,525		272,899		256,258	250,000
C000175865
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,265	17,632	17,538		17,283	16,042	16,094	18,532	17,970	16,275	13,672	14,246	12,984	11,320	11,917		11,818	10,582	9,911	10,000
C000175864
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 440,385	449,065	446,172		439,643	407,287	408,071	469,519	454,461	411,295	345,029	359,076	326,937	284,568	299,201		295,944	264,963	247,775	250,000
C000201508
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,754	17,627	16,727		16,312	14,526	13,658	17,858	16,328	15,045	11,981	12,256	11,511	9,180	9,970	$ 10,000
C000201507
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 450,315	446,586	423,176		412,216	366,380	344,328	449,488	410,562	377,840	300,523	306,895	287,933	229,500	249,250	250,000
C000061357
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 21,875		20,859			17,897		23,128		18,965		15,086		11,810			13,782		10,902		9,855	10,000
C000128849
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,672		19,718			16,914		21,847		17,923		14,261		11,162			13,029		10,303		9,314	9,450
C000061358
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 560,931		533,599			456,643		588,362		481,367		382,051		298,091			347,302		273,926		246,978	250,000
C000246501
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 11,437	11,007	10,530	$ 10,000
C000246502
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 286,889	275,591	263,500	250,000
C000137562
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 15,326		14,615			12,290		14,987		13,516		12,231		9,962			11,469		9,324		9,499	9,414
C000137561
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 394,188		375,281			314,611		382,718		344,195		310,709		252,591			290,013		235,131		239,032	236,284
C000175863
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 10,845	10,656	10,702		10,382	10,158	10,486	11,697	11,711	11,891	11,747	11,124	10,900	10,321	10,185		10,345	10,274	10,087	10,000
C000175862
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 276,384	271,238	272,395		263,598	257,900	265,884	296,233	296,214	300,387	296,389	280,325	274,602	259,459	255,730		259,431	257,325	252,325	250,000
C000043226
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 14,379		13,557			12,203		14,009		13,607		12,623		11,062			11,411		10,728		9,426	10,000
C000128847
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,733		12,949			11,657		13,397		12,993		12,054		10,564			10,897		10,245		9,003	9,550
C000043227
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 368,378		346,463			311,043		356,384		344,801		319,033		279,220			286,981		269,120		236,160	250,000
C000043250
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 18,816		17,503			15,466		18,504		16,048		13,805		11,425			11,911		10,526		9,947	10,000
C000043251
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 482,362		447,543			394,536		470,933		407,225		349,568		288,489			300,041		264,539		249,320	250,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,942	27,612	23,950		22,168	18,964	18,536	23,159	20,738	17,994	14,729	15,197	13,701	11,558	12,408		12,088	10,849	9,922	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 748,546	690,302	598,742		554,209	474,110	463,409	578,966	518,446	449,838	368,230	379,935	342,523	288,954	310,208		302,203	271,222	248,050	250,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		27,399			21,696		26,494		20,585		17,386		13,223			13,829		11,351		10,138	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		27,399			21,696		26,494		20,585		17,386		13,223			13,829		11,351		10,138	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 856,351		684,971			542,390		662,346		514,622		434,651		330,567			345,725		283,773		253,460	250,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		27,399			21,696		26,494		20,585		17,386		13,223			13,829		11,351		10,138	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		27,399			21,696		26,494		20,585		17,386		13,223			13,829		11,351		10,138	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 856,351		684,971			542,390		662,346		514,622		434,651		330,567			345,725		283,773		253,460	250,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 22,956	21,747	19,539		18,217	15,989	15,633	19,586	18,556	16,523	13,324	14,213	13,049	11,227	12,340		12,394	11,144	9,997	10,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 573,912	543,685	488,483		455,435	399,734	390,834	489,655	463,900	413,080	333,107	355,323	326,215	280,672	308,500		309,841	278,612	249,928	250,000
MSCI ACW Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACW Index (Net)
Account Value	$ 18,747	17,760	15,957		14,877	13,058	12,767	15,995	15,154	13,493	10,881	11,607	10,656	9,168	10,077	10,000
MSCI ACW Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACW Index (Net)
Account Value	$ 468,678	443,994	398,913		371,925	326,438	319,170	399,870	378,839	337,336	272,027	290,169	266,400	229,204	251,932	250,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183		20,584			16,844		20,633		17,406		14,973		11,827			13,056		10,531		9,764	10,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183		20,584			16,844		20,633		17,406		14,973		11,827			13,056		10,531		9,764	10,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 604,586		514,591			421,099		515,825		435,158		374,314		295,673			326,401		263,286		244,090	250,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 12,313	11,665	10,480	10,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 307,830	291,617	262,008	250,000
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 15,785		15,204			12,858		15,031		13,509		12,530		10,269			11,912		9,527		9,432	9,510
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 394,620		380,088			321,460		375,765		337,726		313,243		256,726			297,793		238,169		235,810	237,746
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,199	10,982	11,061		10,701	10,481	10,802	12,049	12,041	12,237	12,081	11,383	11,110	10,470	10,300		10,469	10,341	10,111	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 279,974	274,550	276,517		267,513	262,030	270,045	301,219	301,028	305,936	302,033	284,574	277,759	261,758	257,496		261,728	258,522	252,775	250,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432		11,291			10,699		12,299		12,492		11,620		10,688			10,687		10,321		10,055	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432		11,291			10,699		12,299		12,492		11,620		10,688			10,687		10,321		10,055	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 285,794		282,265			267,477		307,481		312,296		290,490		267,199			267,169		258,030		251,375	250,000
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Account Value	$ 26,171	24,368	21,717		20,043	17,492	16,989	21,330	19,764	17,302	13,782	14,251	13,045	11,040	12,246		11,964	10,779	9,925	10,000
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Account Value	$ 654,286	609,210	542,932		501,064	437,290	424,737	533,246	494,090	432,540	344,538	356,272	326,113	275,991	306,144		299,096	269,482	248,134	250,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223		19,028			16,273		20,453		17,813		14,849		11,830			13,294		11,595		9,559	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223		19,028			16,273		20,453		17,813		14,849		11,830			13,294		11,595		9,559	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 530,579		475,694			406,823		511,319		445,326		371,226		295,739			332,343		289,883		238,965	250,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560		26,953			21,302		26,340		20,830		17,220		13,102			13,761		11,308		10,092	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560		26,953			21,302		26,340		20,830		17,220		13,102			13,761		11,308		10,092	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 838,991		673,834			532,552		658,504		520,742		430,496		327,557			344,015		282,705		252,294	250,000
FTSE Global Infrastructure Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Infrastructure Opportunities Index
Account Value	$ 16,694	15,691	15,419		14,660	13,998	13,965	15,389	14,994	13,443	11,437	12,965	12,154	10,663	11,202		11,702	10,923	10,056	10,000
FTSE Global Infrastructure Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Infrastructure Opportunities Index
Account Value	$ 417,358	392,285	385,478		366,488	349,954	349,136	384,716	374,859	336,079	285,914	324,127	303,838	266,585	280,055		292,562	273,071	251,398	250,000
Lipper Global Large Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Large Cap Growth Funds Index
Account Value	$ 19,106	18,369	16,255		15,231	12,849	12,743	17,701	17,016	15,385	12,367	12,091	11,130	9,312	10,118	10,000
Lipper Global Large Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Large Cap Growth Funds Index
Account Value	$ 477,652	459,235	406,383		380,764	321,218	318,583	442,533	425,407	384,624	309,179	302,287	278,239	232,787	252,958	$ 250,000
FTSE Environmental Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Environmental Opportunities Index
Account Value	$ 31,456		26,937			21,095		27,794		23,073		16,498		12,543			14,350		10,953		9,808	10,000
Lipper Global Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Account Value	$ 21,786		19,459			16,336		19,893		16,843		14,615		11,768			13,187		10,760		9,927	10,000
FTSE Environmental Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Environmental Opportunities Index
Account Value	$ 31,456		26,937			21,095		27,794		23,073		16,498		12,543			14,350		10,953		9,808	10,000
Lipper Global Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Account Value	$ 21,786		19,459			16,336		19,893		16,843		14,615		11,768			13,187		10,760		9,927	10,000
FTSE Environmental Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Environmental Opportunities Index
Account Value	$ 786,399		673,424			527,376		694,838		576,836		412,451		313,577			358,759		273,830		245,189	250,000
Lipper Global Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Account Value	$ 544,656		486,480			408,394		497,321		421,070		365,363		294,189			329,664		269,001		248,180	250,000
Lipper Global Multi-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Growth Funds Index
Account Value	$ 12,429	11,625	10,636	10,000
Lipper Global Multi-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Growth Funds Index
Account Value	$ 310,713	290,635	265,911	$ 250,000
MSCI EAFE ESG Leaders Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ESG Leaders Index (Net)
Account Value	$ 15,977		15,625			13,150		15,842		14,235		12,888		10,403			12,015		9,739		9,783	9,562
Lipper International Large-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Large-Cap Core Funds Index
Account Value	$ 15,017		14,415			12,340		14,258		12,712		12,102		10,038			11,868		9,459		9,216	9,522
MSCI EAFE ESG Leaders Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ESG Leaders Index (Net)
Account Value	$ 399,436		390,629			328,750		396,053		355,875		322,192		260,084			300,378		243,478		244,578	239,054
Lipper International Large-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Large-Cap Core Funds Index
Account Value	$ 375,434		360,378			308,488		356,443		317,792		302,551		250,952			296,697		236,479		230,390	238,038
Lipper Core Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Index
Account Value	$ 11,498	11,257	11,283		10,890	10,620	10,925	12,262	12,259	12,407	12,078	11,431	11,139	10,449	10,316		10,496	10,363	10,097	10,000
Lipper Core Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Index
Account Value	$ 287,438	$ 281,418	282,067		$ 272,240	265,509	$ 273,116	306,551	$ 306,471	310,177	$ 301,944	285,764	$ 278,480	261,224	$ 257,901		262,407	$ 259,069	252,425	$ 250,000
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value	$ 16,076		15,048			13,370		14,953		14,299		13,450		11,687			11,930		11,152		9,718	10,000
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value	$ 16,076		15,048			13,370		14,953		14,299		13,450		11,687			11,930		11,152		9,718	10,000
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value	$ 401,902		376,200			334,244		373,837		357,479		336,243		292,168			298,246		278,790		242,943	250,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		27,399			21,696		26,494		20,585		17,386		13,223			13,829		11,351		10,138	10,000
Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 22,650		19,689			16,732		19,869		17,150		14,948		12,235			12,529		10,970		10,128	10,000
Morningstar Moderate Allocation
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation
Account Value	$ 20,771		18,658			16,011		19,033		16,541		14,156		11,716			12,479		10,696		9,946	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 856,351		684,971			542,390		662,346		514,622		434,651		330,567			345,725		283,773		253,460	250,000
Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 566,253		492,223			418,312		496,727		428,743		373,700		305,863			313,213		274,243		253,212	250,000
Morningstar Moderate Allocation
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation
Account Value	$ 519,265		$ 466,462			$ 400,269		$ 475,826		$ 413,521		$ 353,900		$ 292,908			$ 311,970		$ 267,388		$ 248,648	$ 250,000